CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 202,264	$ 92,348
Short-term investments	218,390	4,098
Investment securities, available-for sale (Amortized cost: 2021: $21,139; 2020: $0)	21,142	0
Investment securities, held-to-maturity (Fair value: 2021: $308; 2020: $266)	305	265
Accrued retrospective premiums	30,184	34,829
Other receivables	21,127	11,368
Healthcare receivables	34,656	38,745
Surety bonds and deposits	13,165	0
Prepaid expenses	12,177	7,830
Other assets, current	5,871	299
Total current assets	559,281	189,782
Direct Contracting performance year receivable	220,738	0
Debt Securities, Available-for-sale, Noncurrent	146,183	53,963
Debt Securities, Held-to-maturity, Noncurrent	390	429
Property and equipment, net	2,172	2,078
Operating lease right-of-use assets	5,828	7,882
Goodwill and other intangible assets	4,233	4,233
Other assets, non-current	13,653	8,885
Total assets	952,478	267,252
Current liabilities
Unpaid claims	140,210	103,976
Accounts payable and accrued expenses	24,208	30,671
Accrued salaries and benefits	13,436	3,978
Operating lease liabilities	3,729	4,795
Current portion of notes and securities payable	0	20,803
Premium deficiency reserve	48,661	0
Other liabilities, current	5	5
Total current liabilities	230,249	164,228
Direct Contracting performance year obligation	244,599	0
Notes and securities payable, net of discount and deferred issuance costs	19,929	106,413
Derivative liabilities	0	44,810
Warrants payable	0	97,782
Long-term operating lease liabilities	4,818	6,349
Other liabilities	40,593	13,116
Total liabilities	540,188	432,698
Commitments and Contingencies
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value	0	447,747	[1]
Stockholders’ deficit:
Common stock, $0.0001 par value		9
Additional paid-in capital	1,838,639	411,867
Accumulated other comprehensive income	(610)	10
Accumulated deficit	(1,429,537)	(1,028,982)
Less: Treasury stock, at cost; 14,730 and 0 shares held as of September 30, 2021, and December 31, 2020, respectively	(147)
Clover shareholders’ deficit	408,387	(617,096)
Non-controlling interest	3,903	3,903
Total stockholders’ deficit	412,290	(613,193)
Total liabilities, convertible preferred stock and stockholders’ deficit	952,478	267,252
Common Class A
Stockholders’ deficit:
Common stock, $0.0001 par value	28	0
Common Class B
Stockholders’ deficit:
Common stock, $0.0001 par value	$ 14	$ 9	[1]

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for additional information.